Investment Strategy	Sep. 30, 2025
Touchstone Small Cap Fund
Prospectus [Line Items]
Strategy [Heading]	The Fund’s Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund invests, under normal conditions, at least 80% of its net assets (including borrowings for investment purposes) in common stocks of small capitalization U.S. companies. This is a non-fundamental policy that the Fund can change upon 60 days’ prior notice to shareholders. For purposes of the Fund, a small capitalization company has a market capitalization within the range of market capitalization represented in the Russell 2000® Index (between $5 million to $31.29 billion as of December 31, 2025), the S&P SmallCap 600 Index (between $310.25 million to $9.22 billion as of December 31, 2025), or the Dow Jones U.S. Small Cap Total Stock Market Index (between $28.23 million to $34.79 billion as of December 31, 2025) at the time of purchase. The size of the companies in these indices will change with market conditions.The sub-adviser, London Company of Virginia, LLC d/b/a The London Company (“The London Company”), seeks to purchase financially stable small-cap companies that The London Company believes are consistently generating high returns on unleveraged operating capital, run by shareholder-oriented management, and trading at a discount to their respective market prices. Guiding principles of The London Company’s small-cap philosophy include: (1) a focus on cash return on tangible capital, not earnings per share, (2) the value of a company is determined by cash inflows and outflows discounted by the optimal cost of capital, (3) a focused investment approach (not diversifying excessively) is essential to good investment results, and (4) low turnover and tax sensitivity enhances real returns.The Fund will hold securities of approximately 30 to 40 companies. The London Company invests for the long term and attempts to minimize turnover in an effort to reduce transaction costs and taxes.The Fund may invest a high percentage of its assets in specific sectors of the market in order to achieve a potentially greater investment return.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	For purposes of the Fund, a small capitalization company has a market capitalization within the range of market capitalization represented in the Russell 2000® Index (between $5 million to $31.29 billion as of December 31, 2025), the S&P SmallCap 600 Index (between $310.25 million to $9.22 billion as of December 31, 2025), or the Dow Jones U.S. Small Cap Total Stock Market Index (between $28.23 million to $34.79 billion as of December 31, 2025) at the time of purchase. The size of the companies in these indices will change with market conditions.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The sub-adviser, London Company of Virginia, LLC d/b/a The London Company (“The London Company”), seeks to purchase financially stable small-cap companies that The London Company believes are consistently generating high returns on unleveraged operating capital, run by shareholder-oriented management, and trading at a discount to their respective market prices. Guiding principles of The London Company’s small-cap philosophy include: (1) a focus on cash return on tangible capital, not earnings per share, (2) the value of a company is determined by cash inflows and outflows discounted by the optimal cost of capital, (3) a focused investment approach (not diversifying excessively) is essential to good investment results, and (4) low turnover and tax sensitivity enhances real returns.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund invests, under normal conditions, at least 80% of its net assets (including borrowings for investment purposes) in common stocks of small capitalization U.S. companies.
Touchstone Small Cap Value Fund
Prospectus [Line Items]
Strategy [Heading]	The Fund’s Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund invests, under normal market conditions, at least 80% of its assets in common stocks of value companies with small market capitalizations. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days’ prior notice to shareholders. For purposes of the Fund, a small capitalization value company has a market capitalization at the time of purchase within the range represented in the Russell 2000® Value Index (between approximately $5 million to $31.29 billion as of December 31, 2025) and is in the cheaper one-third on at least two of five valuation metrics including: EV/EBITDA, price to earnings, dividend yield, price to book value and price to cash flow. The market capitalization range of the Russell 2000® Value Index will change with market conditions. The Fund will hold approximately 80 to 115 securities.The Fund's sub-adviser, Leeward Investments, LLC (“Leeward”), employs a fundamental investment process which seeks to identify companies which it believes are selling at a discount to their intrinsic value. In evaluating and selecting potential investments for the Fund, Leeward completes in-depth research and analysis on the securities in the investable universe in an effort to identify leading companies selling at attractive valuations. The research and analysis include an examination of financial statements and assessments of the management team, the company’s competitive strategy and its current market position. The Fund may invest in other investment companies in pursuing its strategy.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	For purposes of the Fund, a small capitalization value company has a market capitalization at the time of purchase within the range represented in the Russell 2000® Value Index (between approximately $5 million to $31.29 billion as of December 31, 2025) and is in the cheaper one-third on at least two of five valuation metrics including: EV/EBITDA, price to earnings, dividend yield, price to book value and price to cash flow. The market capitalization range of the Russell 2000® Value Index will change with market conditions. The Fund will hold approximately 80 to 115 securities.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund's sub-adviser, Leeward Investments, LLC (“Leeward”), employs a fundamental investment process which seeks to identify companies which it believes are selling at a discount to their intrinsic value. In evaluating and selecting potential investments for the Fund, Leeward completes in-depth research and analysis on the securities in the investable universe in an effort to identify leading companies selling at attractive valuations. The research and analysis include an examination of financial statements and assessments of the management team, the company’s competitive strategy and its current market position. The Fund may invest in other investment companies in pursuing its strategy.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund invests, under normal market conditions, at least 80% of its assets in common stocks of value companies with small market capitalizations.